Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Basic earnings per share [abstract]
Disclosure of earnings per share [Table Text Block]
	Year ended December 31,
	2022	2021
Weighted average common shares outstanding
Basic	261,858,531	261,462,323
Plus net incremental shares from:
Assumed conversion: stock options	358,997	-
Diluted weighted average common shares outstanding	262,217,528	261,462,323